Inventory (Tables)	12 Months Ended
Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Summary of changes in the inventory obsolescence reserve

	December 26, 2020	December 28, 2019
Balance beginning of year	$1,229	$1,042
Charged to costs and expenses	6,656	552
Write-offs of reserved inventory	(1,286)	(365)
Balance end of year	$6,599	$1,229